Document and Entity Information	Apr. 23, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	GATX CORP
Amendment Flag	false
Entity Central Index Key	0000040211
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 23, 2021
Entity Incorporation State Country Code	NY
Entity File Number	1-2328
Entity Tax Identification Number	36-1124040
Entity Address, Address Line One	233 South Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	621-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	GATX
Security Exchange Name	NYSE
M 0 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	CHX
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% Senior Notes due 2066
Trading Symbol	GMTA
Security Exchange Name	NYSE